Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 58.73%		Shares	Value

Invesco BulletShares 2028 Corporate Bond ETF (a).........................................................		9,557	$182,825
Invesco BulletShares 2029 Corporate Bond ETF (a).........................................................		30,868	534,789
iShares iBonds Dec 2028 Term Corporate ETF (a)............................................................		7,686	182,850
iShares iBonds Dec 2029 Term Corporate ETF (a)............................................................		24,590	535,816
......................................................TOTAL EXCHANGE TRADED FUNDS (Cost $1,506,334)			1,436,280
		Principal
U.S. TREASURY NOTE - 20.42%		Amount
		$592,200	499,229
United States Treasury Note, 1.000%, 7/31/2028 (a)
.................................................................TOTAL U.S. TREASURY NOTE (Cost $522,327)			499,229
		Notional
PURCHASED OPTIONS - 28.81% (b)(c)	Contracts	Amount

CALL OPTIONS - 28.81%
S&P 500® Mini Index, Expires 7/10/2028, Strike Price $385.44......................................	82	$2,940,192	704,357
TOTAL PURCHASED OPTIONS (Cost $857,721)................................................................			704,357
Total Investments (Cost $2,886,382) - 107.96%............................................................			2,639,866
Liabilities in Excess of Other Assets - (7.96)%................................................................			(194,643)
....................................................................................TOTAL NET ASSETS - 100.00%			$2,445,223

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $1,935,509.

(b)The rate shown is the effective yield based upon purchase price.

(c)Exchange-Traded.

(d)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
PUT OPTIONS
S&P 500® Mini Index...................................	7/10/2028 $	308.35	69	$(2,474,064)	$(236,865)
TOTAL OPTIONS WRITTEN (Premiums Received $187,123)					$236,865)